JPMORGAN TRUST IV

270 PARK AVENUE

NEW YORK, NEW YORK 10017

April 8, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust IV (the “Trust”),

on behalf of the JPMorgan Ultra-Short Municipal Fund

(the “Fund”)

File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the JPMorgan Ultra-Short Municipal Fund dated July 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated March 28, 2019.

Please contact the undersigned at 212-648-1782 if you have any questions concerning this filing.

Very truly yours,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase